Income taxes: (Tables)	12 Months Ended
Jun. 30, 2013
Income taxes:
Schedule of components of the net deferred federal income tax assets (liabilities)

	2013	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$15,154,000	$10,596,300	$8,352,700
Depreciation basis of assets	4,600	2,700	1,900
	$15,158,600	$10,599,000	$8,354,600
Deferred tax liabilities:
Depletion basis of assets and related accounts	$(85,800)	$(1,012,600)	$(785,200)
	$(85,800)	$(1,012,600)	$(785,200)
Net deferred tax (liabilities) assets before valuation allowance	$15,072,800	$9,586,400	$7,569,400
Valuation allowance	(15,072,800)	(9,586,400)	(7,569,400)
Net deferred tax (liabilities) assets	$—	$—	$—

Summary of difference between actual tax provision and amounts obtained by applying statutory tax rates to the income or loss before income taxes

	2013	2012	2011
Tax (benefit) calculated at statutory rate	$(1,484,000)	$(3,123,000)	$(2,572,000)
Losses not providing tax benefits	1,484,000	3,123,000	2,572,000
Current federal income tax provision (benefit)	$—	$—	$—
Change in valuation allowance	$(5,486,400)	$(2,017,000)	$(416,100)

Schedule of net operating loss carryforwards
Net operating
Year	losses

2028	$10,389,100
2029	11,065,900
2031	11,934,200
2032	8,923,800
2033	2,257,500
$44,570,500